Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 15 — RELATED PARTY TRANSACTIONS

The table below sets forth major related parties of the Group and their relationships with the Group:

Entity or individual name	Relationship with the Group
Shanghai NiSun Enterprise Management Group Co., Ltd (“NiSun Shanghai”)	An affiliated entity controlled by the ultimate controlling shareholder of the Group
Huizhong Business Consulting (Beijing) Co., Ltd. (“Huizhong”)	An affiliated entity controlled by the ultimate controlling shareholder of the Group
Nisun International Enterprise Management Group Co., Ltd (“Nisun Cayman”)	A shareholder who owns 37.8% equity interest of the Group
Mr. Bodang Liu	The ultimate controlling shareholder of the Group
Mr. Anyuan Sun	Former Chief executive officer of the Group
Mr. Jian Lin	The shareholder of Wenzhou Jinda
Hong Kong Xibolun Technology Limited (“Hebron HK”)	The entity disposed on November 30, 2020

(a)	The Group entered into the following related party transactions:

Starting on July 12, 2019, the Group rented an office from NiSun Shanghai and incurred $127,565 and $63,749 of rent expense for the year ended December 31, 2020 and 2019, respectively.

The Group has commercial arrangements with Huizhong to provide small and medium enterprise financing solution services. In connection with these services provided by Nami to Huizhong $3,908,134 (RMB26,982,503) was recorded as revenue from Small and Medium Enterprise financing solutions in the consolidated statement of operations for the period from the acquisition date May 31,2020 through December 31, 2020.

(b)	The Group had the following significant related party balances:

During the year ended December 31, 2020, Nisun Cayman advanced $10,528,965 (RMB 69,883,631) as a loan to the Group. The loan is due on demand and without interest.

As of December 31, 2020, the Group had a due to related party balance of $393,148 owing to Mr. Bodang Liu. For the year ended December 31, 2020, the Group paid approximately $6.5 million (RMB 45.9 million) related to the purchase price payable the for acquisition of Nisun BVI. As of December 31, 2019, the Group had a due to related party balance of $7,345,399 owning to Mr. Bodang Liu, of which, $7 million was related to the purchase price payable for the acquisition of NiSun BVI. The due to related party balance is non-interest bearing and due on demand.

As of December 31, 2020, and 2019, the Group had a due to related party balance of $1,379,310 and $0, respectively, payable to Nisun Shanghai, an affiliated entity controlled by our controlling shareholder. The due to related party balance is non-interest bearing and was repaid on February 26, 2021.

As of December 31, 2020, and 2019, the Group had a due to related party balance of $0 and $414,044, respectively, due to Mr. Anyuan Sun, the former chief executive officer of the Group. The due to related party balance is non-interest bearing and was offset against the the amount due from the sale of discontinued operations for the disposition of Hebron HK.

As of December 31, 2020, and 2019, the Group had a due to related party balance of $298,851 and $280,100, respectively, due to Mr. Jian Lin, the shareholder of Wenzhou Jinda. The Group owns a 23.08% equity interest in Wenzhou Jinda. The due to related party balance is non-interest bearing and due on demand.

As of December 31, 2019, the Group had a due from discontinued operations of $9,201,432 related to Hebron HK and its affiliates, which was received during the year ended December 31, 2020. For the year ended December 31, 2020, the Group disposed of Hebron HK and the Purchaser - Wise Metro Development Co., Ltd. agreed to pay approximately $15.0 million (RMB98.3 million) in accordance with the Equity Transfer Agreement. As of December 31,2020, the Group has a receivable from sale of discontinued operations of approximately $15.0 million from the disposition, which was fully collected in April 2021.